SCHEDULE STOCK OPTION ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Number of options outstanding, beginning balance	1,120,000	1,940,000
Weighted average exercise price, beginning balance	$ 1.56	$ 1.6
Number of options outstanding, granted
Weighted average exercise price, granted
Number of options outstanding options exercised
Weighted average exercise price, exercised
Number of options outstanding options Expired or forfeited	(382,085)	(820,000)
Weighted average exercise price, expired or forfeited	$ 1.61	$ 1.67
Number of options outstanding, ending balance	737,915	1,120,000
Weighted average exercise price, ending balance	$ 1.61	$ 1.56
Number of options outstanding, exercisable	504,585	704,997
Weighted average exercise price, exercisable	$ 1.61	$ 1.56